Expense Example, No Redemption - Class C	Jul. 31, 2025 USD ($)
Allspring Disciplined U.S. Core Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	860
Expense Example, No Redemption, 10 Years	1,878
Allspring Large Cap Core Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	583
Expense Example, No Redemption, 5 Years	1,022
Expense Example, No Redemption, 10 Years	$ 2,243